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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-07
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Check here if Amendment [X]; Amendment Number: 1
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Texas Regional Bancshares, Inc.
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Address: 3900 N 10th St. 11th Floor
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         McAllen, TX  78501
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Form 13F File Number: 28-11233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John A. Martin
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Title:  Executive Vice President & Chief Financial Officer
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Phone:  (956) 632-7613
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Signature, Place, and Date of Signing:

/s/ John A. Martin               McAllen, Texas      08/15/07
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This is the last filing under Texas Regional Bancshares, Inc. (TRBS)
CIK #0000787648. Previously, filings with respect to the securities holdings by Texas Regional Bancshares, Inc.'s wholly owned subsidiary, Texas State Bank, were made by Texas Regional Bancshares, Inc. (TRBS), under CIK #0000787648.
The previous 13F-HR filings by TRBS should have included Texas State Bank as an Other Included Manager. TRBS merged with BBVA USA Bancshares, Inc. and another affiliate of BBVA USA Bancshares, Inc., State National Bancshares, Inc., effective May 31, 2007. State National Bancshares, Inc. was the surviving corporation in the merger, but has changed its name to BBVA USA Bancshares, Inc. effective upon consummation of the merger.

The filing disclosing securities holdings by Texas State Bank for the period ending June 30, 2007 is being made by BBVA USA Bancshares, Inc. under CIK#0001409775. Texas State Bank is making a notice filing on Form 13F-NT with respect to the holdings disclosed on Form 13F by BBVA USA Bancshares, Inc., for the quarter ended June 30, 2007, and is filing Forms 13F-NT with respect to holdings disclosed on Forms 13F as filed by Texas Regional Bancshares, Inc. for prior periods

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     None